Note 17	12 Months Ended
Dec. 31, 2021
Tangible Assets [Abstract]
Disclosure of tangible assets [Text Block]	Tangible assetsThe breakdown and movement of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type of assets and changes in the year 2021 (Millions of Euros)
		Land and buildings	Work in progress	Furniture, fixtures and vehicles	Right to use asset		Investment Properties	Assets leased out under an operating lease	Total
	Notes				Own use	Investment Properties
Cost
Balance at the beginning		4,380	52	5,515	3,061	123	201	345	13,677
Additions		58	31	262	230	4	—	—	585
Retirements		(5)	(1)	(281)	(59)	—	(1)	—	(347)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(112)	(8)	(29)	(34)	35	1	—	(147)
Exchange difference and other		29	(7)	(79)	(44)	—	(54)	(78)	(233)
Balance at the end		4,350	67	5,388	3,154	162	147	267	13,535

Accrued depreciation
Balance at the beginning		833	—	3,859	582	27	16	54	5,371
Additions	45	79	—	358	284	15	4	—	740
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(19)	—	(259)	(16)	—	(4)	—	(298)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(23)	—	(17)	(5)	5	1	—	(39)
Exchange difference and other		30	—	(108)	(34)	—	—	(21)	(134)
Balance at the end		900	—	3,833	811	47	17	33	5,641

Impairment
Balance at the beginning		149	—	—	274	26	34	—	483
Additions (*)	49	—	—	1	151	8	1	—	161
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(24)	—	17	—	—	2	—	(5)
Exchange difference and other		(11)	—	(18)	2	—	(16)	—	(43)
Balance at the end		114	—	—	427	34	21	—	596
Net tangible assets

Balance at the beginning		3,398	52	1,656	2,205	70	151	291	7,823
Balance at the end		3,336	67	1,555	1,916	81	109	234	7,298
(*) In 2021, it includes allowances on right of use of the rented offices after the agreement with union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 49).

Tangible assets: Breakdown by type of assets and changes in the year 2020 (Millions of Euros)
					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties
Cost
Balance at the beginning		6,001	56	6,351	3,516	101	216	337	16,578
Additions		157	54	255	183	—	2	—	651
Retirements		(10)	(23)	(294)	(157)	(3)	(11)	—	(498)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale (*)		(925)	(31)	(366)	(294)	—	—	—	(1,616)
Transfers		(248)	(2)	(5)	(60)	25	18	—	(272)
Exchange difference and other		(595)	(2)	(426)	(127)	—	(24)	8	(1,166)
Balance at the end		4,380	52	5,515	3,061	123	201	345	13,677

Accrued depreciation
Balance at the beginning		1,253	—	4,344	370	11	15	74	6,067
Additions	45	83	—	370	312	12	3	1	781
Additions transfer to discontinued operations (*)		24	—	20	32	—	—	—	76
Retirements		(2)	—	(248)	(10)	—	—	—	(260)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale (*)		(373)	—	(321)	(71)	—	—	—	(765)
Transfers		(42)	—	(12)	(9)	4	1	—	(58)
Exchange difference and other		(110)	—	(294)	(42)	—	(3)	(21)	(470)
Balance at the end		833	—	3,859	582	27	16	54	5,371

Impairment
Balance at the beginning		212	—	—	191	14	26	—	443
Additions	49	18	—	26	68	12	1	—	125
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale (*)		(8)	—	—	—	—	—	—	(8)
Transfers		(68)	—	—	10	—	7	—	(51)
Exchange difference and other		(5)	—	(26)	5	—	—	—	(26)
Balance at the end		149	—	—	274	26	34	—	483
Net tangible assets

Balance at the beginning		4,536	56	2,007	2,955	76	175	263	10,068
Balance at the end		3,398	52	1,656	2,205	70	151	291	7,823
(*) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).

Tangible assets. Breakdown by type of assets and changes in the year 2019 (Millions of Euros)
					Right to use asset				Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties	Investment properties	Assets leased out under an operating lease
Cost
Balance at the beginning		5,939	70	6,314	—	—	201	386	12,910
Additions		90	63	335	3,574	101	12	—	4,175
Retirements		(44)	(20)	(302)	(57)	—	(10)	—	(433)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(41)	(51)	(8)	(1)	—	13	—	(88)
Exchange difference and other		57	(6)	12	—	—	—	(49)	14
Balance at the end		6,001	56	6,351	3,516	101	216	337	16,578

Accrued depreciation
Balance at the beginning		1,138	—	4,212	—	—	11	76	5,437
Additions	45	92	—	431	338	11	4	—	876
Additions transfer to discontinued operations (*)		34	—	26	43	—	—	—	103
Retirements		(38)	—	(255)	(3)	—	—	—	(296)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(16)	—	(13)	(1)	—	—	—	(30)
Exchange difference and other		43	—	(57)	(7)	—	—	(2)	(23)
Balance at the end		1,253	—	4,344	370	11	15	74	6,067

Impairment
Balance at the beginning		217	—	—	—	—	27	—	244
Additions	49	14	—	20	60	—	—	—	94
Retirements		(3)	—	—	—	—	—	—	(3)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(16)	—	—	127	14	(4)	—	121
Exchange difference and other		—	—	(20)	4	—	3	—	(13)
Balance at the end		212	—	—	191	14	26	—	443
Net tangible assets		—	—	—	—	—	—	—	—
		—	—	—	—	—	—	—	—
Balance at the beginning		4,584	70	2,102	—	—	163	310	7,229
Balance at the end		4,536	56	2,007	2,955	76	175	263	10,068
(*) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented.
As of December 31, 2021, 2020 and 2019, the cost of fully amortized tangible assets that remained in use were €2,318, €2,299 and €2,658 million respectively while its recoverable residual value was not significant.
The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2021, 2020 and 2019:

Tangible assets by Spanish and foreign subsidiaries. Net assets values (Millions of euros)
	2021 (*)	2020 (**)	2019
BBVA and Spanish subsidiaries	3,873	4,294	4,865
Foreign subsidiaries	3,425	3,529	5,203
Total	7,298	7,823	10,068
(*) The variation in 2021 is mainly due to the reclassification of owned offices and facilities from "Tangible assets" to "Non-current assets and disposal groups classified as held for sale" (see Notes 21, 24 and 50).
(**) The variation in 2020 is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21), whose owned offices and facilities were reclassified from "Tangible assets" to "Non-current assets and disposal groups classified as held for sale"